LONG-TERM BANK LOANS AND BORROWINGS - Other borrowings agreements (Details) Rp in Billions	12 Months Ended
	Dec. 31, 2021 IDR (Rp)	Jun. 16, 2020 IDR (Rp)	Nov. 14, 2018 IDR (Rp)
PT Sarana Multi Infrastruktur
Borrowings and other credit facilities
Unused facility	Rp 106
PT Sarana Multi Infrastruktur | Mitratel
Borrowings and other credit facilities
Maximum debt to equity ratio	5
Minimum debt service coverage	100.00%
PT Sarana Multi Infrastruktur | Telkomsat
Borrowings and other credit facilities
Total facility		Rp 164
PT Sarana Multi Infrastruktur | Telkom Infratel
Borrowings and other credit facilities
Total facility		0
Pt Sarana Multi Infrastructure Other Borrowings One Issued On October 122016 [Member] | Rupiah | Mitratel
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.85%
Pt Sarana Multi Infrastructure Other Borrowings Issued On March 292019 [Member] | Minimum
Borrowings and other credit facilities
Net debt to EBITDA ratio	4.00%
Pt Sarana Multi Infrastructure Other Borrowings Issued On March 292019 [Member] | Maximum
Borrowings and other credit facilities
Net debt to EBITDA ratio	5.00%
Pt Sarana Multi Infrastructure Other Borrowings Three Issued On November 142018 [Member]
Borrowings and other credit facilities
Total facility			Rp 1,000
The company | PT Sarana Multi Infrastruktur
Borrowings and other credit facilities
Total facility		Rp 2,836
Maximum debt to equity ratio	2
Minimum debt service coverage	125.00%
Quarterly repayment of interest | The company | Pt Sarana Multi Infrastructure Other Borrowings Issued On March 292019 [Member] | Rupiah
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.75%
Repayment of Interest, Semi Annually | Pt Sarana Multi Infrastructure Other Borrowings One Issued On October 122016 [Member] | Rupiah | Mitratel
Borrowings and other credit facilities
Total facility	Rp 700
Current period payment	100
Repayment of Interest, Semi Annually | Pt Sarana Multi Infrastructure Other Borrowings Issued On March 292019 [Member] | Rupiah | Telkomsat
Borrowings and other credit facilities
Total facility	164
Current period payment	Rp 24
Interest rate (as a percent)	1.75%
Repayment of Interest, Semi Annually | The company | Pt Sarana Multi Infrastructure Other Borrowings Issued On March 292019 [Member] | Rupiah
Borrowings and other credit facilities
Total facility	Rp 2,836
Current period payment	700
Repayment of Interest, Semi Annually | The company | Pt Sarana Multi Infrastructure Other Borrowings Three Issued On November 142018 [Member] | Rupiah
Borrowings and other credit facilities
Total facility	1,000
Current period payment	Rp 220
Interest rate (as a percent)	1.75%